Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	000-55155
Entity Registrant Name	NANO MOBILE HEALTHCARE, INC.
Entity Central Index Key	0001497130
Entity Tax Identification Number	98-0659770
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 306, 3/F., Kwong Kin Trade Centre
Entity Address, Address Line Two	No. 5 Kin Fat Street
Entity Address, City or Town	Tuen Mun
Entity Address, Country	HK
City Area Code	(424)
Local Phone Number	358-1046
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true